Net Sectorial Financial Assets and Liabilities (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Sectorial Financial Assets And Liabilities
Annual tariff readjustment	R$ 1,462,673	R$ 1,593,100